Net cash flow from operating activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities 31
Results before tax	[1]	€ 5,653	€ 6,986	€ 8,085
Adjusted for: - depreciation and amortisation	[2]	789	520	520
- Addition to loan loss provisions	[2]	1,120	656	676
- Other non-cash items included in result before tax	[2]	1,213	(1,763)	703
Taxation paid	[2]	(2,345)	(1,602)	(1,691)
- Loans and advances to banks, not available on demand		(1,338)	(777)	(3,126)
- Deposits from banks, not payable on demand		(2,574)	566	6,320
Net change in Loans and advances to/from banks, not available/payable on demand	[2]	(3,911)	(211)	3,194
- Trading assets		605	16,928	(1,612)
- Trading liabilities		(3,173)	(7,018)	(9,575)
Net change in Trading assets and Trading liabilities	[2]	(2,568)	9,910	(11,187)
- Loans and advances to customers	[2]	(16,687)	(31,356)	(21,390)
- Customer deposits	[2]	18,040	19,709	18,291
- Non-trading derivatives		1,072	(215)	(2,239)
- Assets designated at fair value through profit or loss		(7)	(725)	441
- Assets mandatorily at fair value through profit or loss		23,343	(6,968)
- Other assets		1,363	684	(430)
- Other financial liabilities at fair value through profit or loss		(12,235)	10,522	(565)
- Provisions and other liabilities		(1,784)	769	339
- Other 31	[2]	11,752	4,067	(2,454)
Net cash flow from/(used in) operating activities	[2]	€ 13,055	€ 6,915	€ (5,253)

[1]	The amount for the period ended 31 December 2019 has been prepared in accordance with IFR S 16 . P revious period amounts have not been restate d .
[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.